Accounts Receivable, net (Tables)	12 Months Ended
Mar. 31, 2025
Receivables [Abstract]
Schedule of Accounts Receivable Net

Accounts receivable, net consisted of the following as of March 31:

	As of March 31,
	2025	2024
	USD	USD

Accounts receivable	4,569,173	1,706,344
Less: allowance for credit loss	(346,191)	(62,776)
Accounts receivable, net	4,222,982	1,643,568

Schedule of Movement of Allowance for Loss Accounts

The movement of allowance for credit loss accounts are as follows:

	As of March 31,
	2025	2024
	USD	USD

Balance at beginning of the year	62,776	107,327
Addition (Reversal) during the year	283,415	(44,551)
Balance at end of the year	346,191	62,776